Taxation (Details) - GBP (£) £ in Millions		12 Months Ended
	Mar. 11, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Taxation (Details) [Line Items]
Deferred tax liabilities
Unutilized tax losses		£ 127.2	£ 18.5	£ 0.1
Finance Bill 2020 [Member] | Tax Years 2020 [Member]
Taxation (Details) [Line Items]
Tax rate effect from change in tax rate	19.00%
Finance Bill 2020 [Member] | Tax Years 2021 [Member]
Taxation (Details) [Line Items]
Tax rate effect from change in tax rate	19.00%